PREPAID STOCK COMPENSATION	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
PREPAID STOCK COMPENSATION

NOTE 7 – PREPAID STOCK COMPENSATION

During the quarter ended September 30, 2013, the Company issued a total of 1,065,000 shares of common stock as part of a consulting agreement totaling $2,176,000.  The shares were valued according to the fair value of the common stock.  The value of the shares was recorded as prepaid expense and is being amortized over 6 months to one year which is the related service period of the respective agreement.  For the three months ended March 31, 2014, the Company expensed $795,395 as professional fees with a remaining prepaid expense amount totaling $394,162 at March 31, 2014.

During the quarter ended December 31, 2013, the Company issued a total of 15,000 shares of common stock as part of a consulting agreement totaling $45,850.  The shares were valued according to the fair value of the common stock.  The value of the shares was recorded as prepaid expense and is being amortized over one year which is the related service period of the respective agreement.  For the three months ended March 31, 2014, the Company expensed $11,463 as professional fees with a remaining prepaid expense amount totaling $27,181 at March 31, 2014.

During the quarter ended March 31, 2014, the Company issued a total of 200,000 shares of common stock as part of two consulting agreements totaling $200,000.  The shares were valued according to the fair value of the common stock.  The value of the shares was recorded as prepaid expense and is being amortized over one year which is the related service period of the respective agreements.  For the three months ended March 31, 2014, the Company expensed $8,333 as professional fees with a remaining prepaid expense amount totaling $191,667 at March 31, 2014.